PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 1,173,240
Depreciation (note 22)	119,010	$ 111,132
Balance, end of period	1,467,719	1,173,240
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	128,908
Balance, end of period	173,935	128,908
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	364,366
Balance, end of period	453,086	364,366
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	588,138
Balance, end of period	763,865	588,138
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	34,114
Balance, end of period	29,771	34,114
Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	57,714
Balance, end of period	47,062	57,714
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,450,579	2,402,494
Additions	107,123	142,489
Additions through business acquisitions	310,969
Transfers	0	0
Disposals	(38,332)	(94,404)
Balance, end of period	2,830,339	2,450,579
Disposals	38,332	94,404
Gross carrying amount | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	128,908	129,569
Additions	17	238
Additions through business acquisitions	45,010
Transfers	0	0
Disposals	0	(899)
Balance, end of period	173,935	128,908
Disposals	0	899
Gross carrying amount | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	650,526	601,486
Additions	20,688	24,652
Additions through business acquisitions	89,043
Transfers	7,674	73,707
Disposals	(451)	(49,319)
Balance, end of period	767,480	650,526
Disposals	451	49,319
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,438,323	1,313,960
Additions	36,735	55,770
Additions through business acquisitions	176,916
Transfers	45,086	103,684
Disposals	(34,009)	(35,091)
Balance, end of period	1,663,051	1,438,323
Disposals	34,009	35,091
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	175,108	172,228
Additions	6,571	8,065
Additions through business acquisitions	0
Transfers	1,004	3,910
Disposals	(3,872)	(9,095)
Balance, end of period	178,811	175,108
Disposals	3,872	9,095
Gross carrying amount | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	57,714	185,251
Additions	43,112	53,764
Additions through business acquisitions	0
Transfers	(53,764)	(181,301)
Disposals	0	0
Balance, end of period	47,062	57,714
Disposals	0	0
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,277,339)	(1,227,979)
Depreciation (note 22)	119,010	111,132
Disposals	33,729	61,772
Balance, end of period	(1,362,620)	(1,277,339)
Disposals	(33,729)	(61,772)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation (note 22)	0	0
Disposals	0	0
Balance, end of period	0	0
Disposals	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(286,160)	(283,325)
Depreciation (note 22)	28,441	26,620
Disposals	207	23,785
Balance, end of period	(314,394)	(286,160)
Disposals	(207)	(23,785)
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(850,185)	(806,086)
Depreciation (note 22)	78,979	72,996
Disposals	29,978	28,897
Balance, end of period	(899,186)	(850,185)
Disposals	(29,978)	(28,897)
Accumulated depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(140,994)	(138,568)
Depreciation (note 22)	11,590	11,516
Disposals	3,544	9,090
Balance, end of period	(149,040)	(140,994)
Disposals	(3,544)	(9,090)
Accumulated depreciation | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation (note 22)	0	0
Disposals	0	0
Balance, end of period	0	0
Disposals	$ 0	$ 0